Schedule of Assigned Level for Each Asset and Liability Held at Fair Value (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Digital assets			$ 721,664
Convertible notes	$ 199,358,226	129,017,286
Warrant liability	6,675	890,000
Shares in NUAI	8,490,885
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Digital assets			721,664
Convertible notes
Warrant liability	6,675	890,000
Shares in NUAI	8,490,885
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Digital assets
Convertible notes
Warrant liability
Shares in NUAI
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Digital assets
Convertible notes	199,358,226	129,017,286
Warrant liability
Shares in NUAI